Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current
Foreign	$ (589)	$ 0
Deferred
Foreign	0
Total	$ (589)	$ 0